Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		Sep. 03, 2025	May 02, 2024	Jun. 30, 2026	Dec. 31, 2025
Net Loss Per Share [Line Items]
Additional ordinary shares			877,500,000
Ordinary shares, par value (in Dollars per share)			$ 0.04
Preferred shares, par value (in Dollars per share)			$ 0.04
Additional preferred shares, shares authorized			97,500,000
Reverse stock split		The Share Consolidation at a ratio of one-for-one hundred (1:100) was effective on November 14, 2025
Minimum [Member]
Net Loss Per Share [Line Items]
Preferred shares, authorized			2,500,000
Minimum [Member] | Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Authorized share capital (in Dollars)			$ 1,000,000
Maximum [Member]
Net Loss Per Share [Line Items]
Preferred shares, par value (in Dollars per share)			$ 0.04
Authorized share capital (in Dollars)			$ 40,000,000
Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.04
Ordinary shares, authorized			22,500,000
Ordinary Shares [Member] | Minimum [Member]
Net Loss Per Share [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.04
Ordinary Shares [Member] | Maximum [Member]
Net Loss Per Share [Line Items]
Ordinary shares, authorized			900,000,000
Preferred Shares [Member]
Net Loss Per Share [Line Items]
Preferred shares, par value (in Dollars per share)			$ 0.04
Preferred dividend shares			100,000,000
Class B Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]			$ 4	$ 4
Ordinary shares, authorized	[1]			1,000,000	1,000,000
Class B Ordinary Shares [Member] | Minimum [Member]
Net Loss Per Share [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.04
Class A Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]			$ 4	$ 4
Ordinary shares, authorized	[1]			9,000,000	9,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
Net Loss Per Share [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 4

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).